15. CREDIT FACILITY (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details
Line of Credit Facility, Maximum Borrowing Capacity		$ 36,610,075
Credit facility	[1]	0	$ 36,610,075
Work fee		1,492,500
Interest Paid, Including Capitalized Interest, Operating and Investing Activities		$ 7,922,884	$ 3,540,353

[1]	Note 15.